Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current Assets
Other Temporary Investments	$ 294,000,000	$ 416,000,000
Fuel	657,000,000	837,000,000
Property, Plant and Equipment, Gross [Abstract]
Other Property, Plant and Equipment	3,780,000,000	3,846,000,000
Accumulated Depreciation and Amortization	18,699,000,000	18,066,000,000
Current Liabilities
Long-term Debt Due Within One Year	1,433,000,000	1,309,000,000
Noncurrent Liabilities
Long-term Debt	15,083,000,000	15,502,000,000
Equity
Common Stock, Par Value Per Share	$ 6.50	$ 6.50
Common Stock, Shares Authorized	600,000,000	600,000,000
Common Stock, Shares, Issued	503,759,460	501,114,881
Treasury Stock, Shares	20,336,592	20,307,725
Appalachian Power Co [Member]
Current Assets
Fuel	143,931,000	230,697,000
Property, Plant and Equipment, Gross [Abstract]
Other Property, Plant and Equipment	357,326,000	348,013,000
Accumulated Depreciation and Amortization	2,994,016,000	2,843,087,000
Current Liabilities
Long-term Debt Due Within One Year	594,525,000	479,672,000
Noncurrent Liabilities
Long-term Debt	3,131,726,000	3,081,469,000
Equity
Common Stock, Par Value Per Share	$ 0	$ 0
Common Stock, Shares Authorized	30,000,000	30,000,000
Common Stock, Shares Outstanding	13,499,500	13,499,500
Indiana Michigan Power Co [Member]
Current Assets
Fuel	52,979,000	87,551,000
Property, Plant and Equipment, Gross [Abstract]
Other Property, Plant and Equipment	709,558,000	719,708,000
Accumulated Depreciation and Amortization	3,179,920,000	3,124,998,000
Current Liabilities
Long-term Debt Due Within One Year	279,075,000	154,457,000
Noncurrent Liabilities
Long-term Debt	1,778,600,000	1,849,769,000
Equity
Common Stock, Par Value Per Share	$ 0	$ 0
Common Stock, Shares Authorized	2,500,000	2,500,000
Common Stock, Shares Outstanding	1,400,000	1,400,000
Indiana Michigan Power Co [Member] | DCC Fuel [Member]
Current Liabilities
Long-term Debt Due Within One Year	101,620,000	77,457,000
Ohio Power Co [Member]
Current Assets
Fuel	262,886,000	330,171,000
Property, Plant and Equipment, Gross [Abstract]
Other Property, Plant and Equipment	546,642,000	562,847,000
Accumulated Depreciation and Amortization	5,742,561,000	5,533,889,000
Current Liabilities
Long-term Debt Due Within One Year	244,500,000	165,000,000
Noncurrent Liabilities
Long-term Debt	3,609,648,000	3,803,352,000
Equity
Common Stock, Par Value Per Share	$ 0	$ 0
Common Stock, Shares Authorized	40,000,000	40,000,000
Common Stock, Shares Outstanding	27,952,473	27,952,473
Public Service Co Of Oklahoma [Member]
Current Assets
Fuel	20,854,000	20,176,000
Property, Plant and Equipment, Gross [Abstract]
Other Property, Plant and Equipment	214,626,000	235,406,000
Accumulated Depreciation and Amortization	1,266,816,000	1,255,064,000
Current Liabilities
Long-term Debt Due Within One Year	311,000	25,000,000
Noncurrent Liabilities
Long-term Debt	947,053,000	946,186,000
Equity
Common Stock, Par Value Per Share	$ 15	$ 15
Common Stock, Shares Authorized	11,000,000	11,000,000
Common Stock, Shares, Issued	10,482,000	10,482,000
Common Stock, Shares Outstanding	9,013,000	9,013,000
Southwestern Electric Power Co [Member]
Current Assets
Fuel	102,015,000	91,777,000
Property, Plant and Equipment, Gross [Abstract]
Other Property, Plant and Equipment	637,019,000	632,158,000
Accumulated Depreciation and Amortization	2,211,912,000	2,130,351,000
Current Liabilities
Long-term Debt Due Within One Year	20,000,000	41,135,000
Noncurrent Liabilities
Long-term Debt	1,708,637,000	1,728,385,000
Equity
Common Stock, Par Value Per Share	$ 18	$ 18
Common Stock, Shares Authorized	7,600,000	7,600,000
Common Stock, Shares Outstanding	7,536,640	7,536,640
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member]
Current Assets
Fuel	32,651,000	35,055,000
Property, Plant and Equipment, Gross [Abstract]
Other Property, Plant and Equipment	232,948,000	224,857,000
Accumulated Depreciation and Amortization	103,586,000	91,840,000
AEP Subsidiaries [Member]
Current Assets
Other Temporary Investments	281,000,000	287,000,000
Current Liabilities
Long-term Debt Due Within One Year	293,000,000	237,000,000
Noncurrent Liabilities
Long-term Debt	$ 1,674,000,000	$ 1,857,000,000